Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 2,309,263	$ 1,841,250	$ 1,080,675
Purchased new property plant and equipment	5,122,095	6,211,335
Net book value	$ 719,262	$ 497,172
Cost	$938,669	$1,613,185
Accumulated depreciation	$ 219,407	$ 1,116,013
Cash from disposal	1,515,045	1,024,990
Net disposal income	$ 795,783	$ 527,818